Fair value of financial instruments - Financial assets at amortized cost (Details) - Not measured at fair value in statement of financial position but for which fair value is disclosed - Financial liabilities at amortised cost - Non-current bonds - EUR (€)
€ in Millions
	Sep. 30, 2024	Mar. 31, 2024
Fair value of financial instruments
Financial liabilities	€ 39,522	€ 40,743
Level 1
Fair value of financial instruments
Financial liabilities at fair value	€ 36,550	€ 37,144